Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Estimated useful lives of property and equipment

The estimated useful lives of property and equipment are as follows:

Asset	Useful lives (years)
Computer and office equipment	5
Lab equipment	5
Leasehold improvements	shorter of useful life or lease term
Machinery	7-15
Furniture	7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following shares were excluded from the calculation of weighted average dilutive shares of common stock because their inclusion would have been anti-dilutive:

	As of December 31,
	2020	2019
Warrants	155,966	155,966
Options	3,257,410	590,000
Total	3,413,376	745,966